UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 39.4%
BANKS 12.3%
Astoria Financial Corp., 6.50%, Series C	286,122	$7,439,172
Bank of America Corp., 6.20%, Series CC	891,049	23,211,827
Bank of America Corp., 6.625%, Series W	434,556	11,641,755
Bank of America Corp., 6.50%, Series Y	1,788,913	47,352,527
BB&T Corp., 5.625%	559,800	14,162,940
BB&T Corp., 5.625%, Series E	471,524	12,080,445
BB&T Corp., 5.20%, Series G	199,698	5,064,341
Capital One Financial Corp., 6.70%, Series D	349,175	9,483,593
Citigroup, 6.875%, Series K	508,358	13,908,675
Citigroup, 6.30%, Series S	1,199,670	31,215,413
Citigroup Capital XIII, 6.988%, due 10/30/40, (FRN)	1,019,511	26,802,944
Countrywide Capital IV, 6.75%, due 4/1/33	684,888	17,389,306
Farm Credit Bank of Texas, 6.75%, 144A(a)	211,700	22,797,444
Fifth Third Bancorp, 6.625%, Series I	722,189	21,001,256
First Republic Bank, 6.20%, Series B	427,908	11,125,608
GMAC Capital Trust I, 6.402%, due 2/15/40, Series II (TruPS) (FRN)	2,983,469	73,124,825
Goldman Sachs Group/The, 6.30%, Series N	405,677	10,620,624
Huntington Bancshares, 6.25%, Series D	1,401,475	36,017,908
JPMorgan Chase & Co., 6.10%, Series AA	270,000	7,055,100
JPMorgan Chase & Co., 6.15%, Series BB	660,000	17,219,400
JPMorgan Chase & Co., 6.125%, Series Y	877,800	22,989,582
PNC Financial Services Group, 6.125%, Series P	571,449	16,640,595
PrivateBancorp, 7.125%, due 10/30/42	433,704	11,623,267
Regions Financial Corp., 6.375%, Series B	1,432,881	38,773,760
SunTrust Banks, 5.875%, Series E	452,430	11,672,694
US Bancorp, 6.50%, Series F	353,188	10,390,791
Wells Fargo & Co., 5.85%	1,480,158	39,016,965
Wells Fargo & Co., 6.625%	186,640	5,474,151
Wells Fargo & Co., 6.00%, Series V	197,775	5,205,438
Wells Fargo & Co., 5.70%, Series W	798,770	20,688,143
Zions Bancorp, 7.90%, Series F	357,785	9,685,240
Zions Bancorp, 6.30%, Series G	355,092	9,143,619
		620,019,348
BANKS—FOREIGN 2.2%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)	432,105	11,303,867
Barclays Bank PLC, 7.10%, Series III (United Kingdom)	1,112,361	28,409,700
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	1,232,362	31,979,794
HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	280,000	7,336,000

	Number of Shares	Value
HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	232,049	$5,942,775
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)	444,772	11,492,909
RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)	530,962	12,806,803
Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	111,534	2,838,540
		112,110,388
ELECTRIC 1.3%
INTEGRATED ELECTRIC 0.3%
Integrys Holdings, 6.00%, due 8/1/73	616,877	16,289,439
REGULATED ELECTRIC 1.0%
Southern Co./The, 6.25%, due 10/15/75	1,777,500	48,579,075
TOTAL ELECTRIC		64,868,514
FINANCIAL 4.5%
DIVERSIFIED FINANCIAL SERVICES 0.8%
KKR & Co. LP, 6.75%, Series A	1,260,000	31,777,200
State Street Corp., 5.90%, Series D	288,410	7,876,477
		39,653,677
INVESTMENT ADVISORY SERVICES 0.2%
Affiliated Managers Group, 6.375%, due 8/15/42	419,576	11,013,870
INVESTMENT BANKER/BROKER 3.5%
Charles Schwab Corp./The, 6.00%, Series C	592,000	15,616,960
Charles Schwab Corp./The, 5.95%, Series D	1,645,700	42,870,485
Morgan Stanley, 6.875%	1,583,781	42,983,816
Morgan Stanley, 6.375%, Series I	2,746,156	71,592,287
		173,063,548
TOTAL FINANCIAL		223,731,095
INDUSTRIALS—CHEMICALS 1.1%
CHS, 6.75%	833,495	22,145,962
CHS, 7.50%, Series 4	337,525	9,393,321
CHS, 7.10%, Series II	931,510	25,793,512
		57,332,795
INSURANCE 5.2%
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 6.50% (Netherlands)	757,193	19,891,460

	Number of Shares	Value
MULTI-LINE 1.3%
Allstate Corp., 6.625%, Series E	808,136	$22,183,333
Hanover Insurance Group/The, 6.35%, due 3/30/53	408,438	10,415,169
Hartford Financial Services Group, 7.875%, due 4/15/42	558,046	17,422,196
WR Berkley Corp., 5.625%, due 4/30/53	640,824	16,065,458
		66,086,156
MULTI-LINE—FOREIGN 2.6%
ING Groep N.V., 7.05% (Netherlands)	1,566,479	41,104,409
ING Groep N.V., 7.20% (Netherlands)	1,533,688	40,105,941
PartnerRe Ltd., 6.50%, Series D (Bermuda)	1,027,297	27,202,825
PartnerRe Ltd., 7.25%, Series E (Bermuda)	450,000	12,730,500
PartnerRe Ltd., 5.875%, Series F (Bermuda)	372,949	9,495,281
		130,638,956
REINSURANCE 0.3%
Reinsurance Group of America, 6.20%, due 9/15/42	474,760	13,473,689
REINSURANCE—FOREIGN 0.6%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	533,876	14,099,665
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	338,689	8,941,390
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	320,272	8,288,639
		31,329,694
TOTAL INSURANCE		261,419,955
INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Qwest Corp., 6.625%, due 9/15/55	401,453	9,891,802
Qwest Corp., 6.875%, due 10/1/54	378,458	9,650,679
Qwest Corp., 7.00%, due 4/1/52	248,907	6,347,129
		25,889,610
REAL ESTATE 9.0%
DIVERSIFIED 3.9%
Colony Capital, 7.125%	464,352	10,252,892
Colony Financial, 8.50%, Series A	454,820	11,411,434
Coresite Realty Corp., 7.25%, Series A	406,311	10,564,086
DuPont Fabros Technology, 7.875%, Series A	568,329	14,498,073
Equity Commonwealth, 6.50%, Series D	402,733	10,056,243
National Retail Properties, 5.70%, Series E	684,045	17,798,851
NorthStar Realty Finance Corp., 8.50%, Series D	588,434	13,298,608
NorthStar Realty Finance Corp., 8.75%, Series E	413,128	9,332,561
Retail Properties of America, 7.00%	506,582	13,459,884
Urstadt Biddle Properties, 7.125%, Series F	277,630	7,329,432

	Number of Shares	Value
VEREIT, 6.70%, Series F	2,017,929	$51,114,142
Vornado Realty Trust, 6.625%, Series G	435,304	11,169,901
Vornado Realty Trust, 5.40%, Series L	318,000	7,953,180
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	301,681	8,124,269
		196,363,556
HEALTH CARE 0.2%
Sabra Health Care REIT, 7.125%, Series A	398,175	10,193,280
HOTEL 1.5%
Chesapeake Lodging Trust, 7.75%, Series A	395,206	10,382,062
Hersha Hospitality Trust, 8.00%, Series B	376,369	9,469,444
Hersha Hospitality Trust, 6.875%, Series C	199,569	5,434,264
Hospitality Properties Trust, 7.125%, Series D	357,406	9,342,593
LaSalle Hotel Properties, 6.375%, Series I	360,722	9,198,411
Pebblebrook Hotel Trust, 6.50%, Series C	170,000	4,375,800
Summit Hotel Properties, 7.125%	317,800	8,234,198
Sunstone Hotel Investors, 8.00%, Series D	450,870	11,280,767
Sunstone Hotel Investors, 6.95%, Series E	255,000	6,693,750
		74,411,289
INDUSTRIALS 0.3%
First Potomac Realty Trust, 7.75%, Series A	410,637	10,471,243
Gramercy Property Trust, 7.125%, Series A	252,096	6,554,496
		17,025,739
OFFICE 0.5%
Corporate Office Properties Trust, 7.375%, Series L	352,000	9,152,000
PS Business Parks, 6.45%, Series S	217,689	5,616,376
PS Business Parks, 6.00%, Series T	417,562	10,777,275
		25,545,651
RESIDENTIAL 0.5%
APARTMENT 0.4%
American Homes 4 Rent, 5.50%, Series C	392,187	10,294,909
Apartment Investment & Management Co., 6.875%	240,000	6,559,200
		16,854,109
MANUFACTURED HOME 0.1%
Equity Lifestyle Properties, 6.75%, Series C	261,988	6,764,530
TOTAL RESIDENTIAL		23,618,639
SELF STORAGE 0.3%
Public Storage, 5.875%, Series A	264,256	7,089,988

	Number of Shares	Value
Public Storage, 5.375%, Series V	340,557	$8,731,882
		15,821,870
SHOPPING CENTERS 1.5%
COMMUNITY CENTER 0.6%
Cedar Realty Trust, 7.25%, Series B	447,900	11,345,307
DDR Corp., 6.50%, Series J	236,707	6,142,547
Saul Centers, 6.875%, Series C	360,731	9,577,408
WP GLIMCHER, 7.50%, Series H	201,800	5,246,800
		32,312,062
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.375%, Series D	1,036,149	25,644,688
Pennsylvania REIT, 8.25%, Series A	265,069	6,952,760
Taubman Centers, 6.50%, Series J	170,050	4,337,975
Taubman Centers, 6.25%, Series K	280,000	7,103,600
		44,039,023
TOTAL SHOPPING CENTERS		76,351,085
SPECIALTY 0.3%
Digital Realty Trust, 6.35%, Series I	499,000	12,874,200
TOTAL REAL ESTATE		452,205,309
TECHNOLOGY—SOFTWARE 0.7%
eBay, 6.00%, due 2/1/56	1,291,400	32,543,280
TRANSPORT—MARINE—FOREIGN 0.2%
Seaspan Corp., 9.50%, Series C (Hong Kong)	475,287	12,020,008
UTILITIES 2.4%
Entergy New Orleans, 5.50%, due 4/1/66	509,700	12,966,768
PPL Capital Funding, 5.90%, due 4/30/73, Series B	257,400	6,828,822
SCE Trust III, 5.75%	590,928	15,884,145
SCE Trust IV, 5.375%, Series J	1,600,000	41,648,000
SCE Trust V, 5.45%, Series K	1,705,000	45,438,250
		122,765,985
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,905,436,906)		1,984,906,287
PREFERRED SECURITIES—CAPITAL SECURITIES 56.2%
BANKS 13.9%
AgriBank FCB, 6.875%	127,000	13,469,937
Bank of America Corp., 6.10%, Series AA	27,280,000	26,904,900

	Number of Shares	Value
Bank of America Corp., 6.30%, Series DD	28,150,000	$29,064,875
Bank of America Corp., 6.50%, Series Z	82,222,000	84,972,326
Citigroup, 6.125%, Series R	26,691,000	26,790,291
CoBank ACB, 6.25%, 144A(a)	315,300	32,397,075
CoBank ACB, 6.125%, Series G	200,200	19,000,241
Countrywide Capital III, 8.05%, due 6/15/27, Series B	3,000,000	3,741,972
Farm Credit Bank of Texas, 10.00%, Series I	24,350	30,544,031
Goldman Sachs Capital I, 6.345%, due 2/15/34	10,183,000	11,910,851
Goldman Sachs Capital II, 4.00%, (FRN)	3,343,000	2,400,274
Huntington Bancshares, 8.50%, Series A (Convertible)	12,788	17,391,680
JPMorgan Chase & Co., 7.90%, Series I(b)	65,900,000	65,982,375
JPMorgan Chase & Co., 6.75%, Series S	87,735,000	96,442,699
JPMorgan Chase & Co., 5.30%, Series Z	24,625,000	24,748,125
PNC Financial Services Group, 6.75%	28,152,000	30,823,625
Sovereign Real Estate Investment Trust, 12.00%, 144A(a)	4,090	5,127,838
US Bancorp, 5.125%, Series I	9,434,000	9,623,152
Wells Fargo & Co., 7.98%, Series K	79,265,000	82,130,430
Wells Fargo & Co., 7.50%, Series L (Convertible)	17,000	20,485,170
Wells Fargo & Co., 5.875%, Series U	48,850,000	52,223,092
Zions Bancorporation, 7.20%, Series J	14,714,000	15,081,850
		701,256,809
BANKS—FOREIGN 17.2%
Allied Irish Banks PLC, 7.375%, Series EMTN (EUR) (Ireland)	23,600,000	24,150,999
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	15,800,000	16,293,750
Bank of Ireland, 7.375% (EUR) (Ireland)	23,200,000	25,471,473
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	19,130,000	20,600,619
Barclays PLC, 7.875% (GBP) (United Kingdom)	11,150,000	14,291,373
Barclays PLC, 8.00% (EUR) (United Kingdom)	10,381,000	11,458,162
Barclays PLC, 8.25% (United Kingdom)	39,509,000	39,610,933
BNP Paribas, 7.195%, 144A (France)(a)	24,671,000	26,706,357
BNP Paribas, 7.375%, 144A (France)(a)	11,500,000	11,140,625
BNP Paribas SA, 7.625%, 144A (France)(a)	29,400,000	29,635,200
Credit Agricole SA, 8.125%, 144A (France)(a)	45,900,000	45,968,620
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a)	31,559,000	31,152,678
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a)	43,016,945	50,007,199
HBOS Capital Funding LP, 6.85% (United Kingdom)	5,296,000	5,365,431
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a)	29,454,000	43,518,285

	Number of Shares	Value
Intesa Sanpaolo SpA, 7.70%, 144A (Italy)(a)	16,950,000	$15,594,000
Lloyds Banking Group PLC, 7.50% (United Kingdom)	56,850,000	56,417,940
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)(a)	6,979,000	7,642,005
Nationwide Building Society, 10.25%, due 12/6/99 (GBP) (United Kingdom)	32,306,000	58,001,654
Rabobank Nederland, 8.40% (Netherlands)	11,993,000	12,680,799
Rabobank Nederland, 11.00%, 144A (Netherlands)(a)	94,772,000	114,072,318
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)	27,775,000	25,900,188
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	41,329,000	48,561,575
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)	17,500,000	16,730,000
Santander UK Group Holdings PLC, 7.375% (GBP) (United Kingdom)	8,200,000	10,863,753
Societe Generale SA, 8.875% (GBP) (France)	13,192,000	20,268,060
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a)	8,950,000	9,017,125
UBS AG, 7.625%, due 8/17/22 (Switzerland)	10,000,000	11,467,990
UBS Group AG, 6.875% (Switzerland)	24,300,000	24,126,765
UBS Group AG, 7.125% (Switzerland)	35,915,000	36,426,609
		863,142,485
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.8%
Depository Trust & Clearing Corp/The, 4.875%, Series C, 144A(a)	24,000,000	23,820,000
State Street Corp., 5.25%, Series F	17,725,000	18,036,960
		41,856,960
INDUSTRIALS—DIVERSIFIED MANUFACTURING 3.1%
General Electric Co., 5.00%, Series D	150,009,000	154,696,781
INSURANCE 18.5%
LIFE/HEALTH INSURANCE 6.2%
MetLife, 5.25%, Series C	29,754,000	28,508,051
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144A(a)	64,168,000	74,114,040
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A(a)	55,828,000	75,856,295
Provident Financing Trust I, 7.405%, due 3/15/38	15,475,000	17,845,987
Prudential Financial, 5.625%, due 6/15/43	71,006,000	72,408,368
Prudential Financial, 5.875%, due 9/15/42	41,362,000	43,274,993
		312,007,734

	Number of Shares	Value
LIFE/HEALTH INSURANCE—FOREIGN 6.7%
Achmea BV, 4.25%, Series EMTN (EUR) (Netherlands)	17,500,000	$18,024,774
Cloverie PLC for Zurich Insurance Co., Ltd., 5.625%, due 6/24/46 (Ireland)	29,500,000	30,394,529
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(a)	14,200,000	15,407,000
Dai-ichi Life Insurance Co. Ltd., 7.25%, 144A (Japan)(a)	20,808,000	24,774,525
La Mondiale Vie, 7.625% (France)	40,550,000	42,509,092
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (Japan)(a)	80,025,000	86,382,986
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (Japan)(a)	72,600,000	75,683,685
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(a)	24,200,000	25,863,750
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(a)	16,500,000	19,181,250
		338,221,591
MULTI-LINE—FOREIGN 1.2%
Aviva PLC, 8.25% (United Kingdom)	15,417,000	16,538,047
AXA SA, 8.60%, due 12/15/30 (France)	18,063,000	23,843,160
AXA SA, 6.463%, 144A (France)(a)	18,675,000	19,095,187
		59,476,394
PROPERTY CASUALTY 1.4%
Farmers Exchange Capital II, 6.151%, due 11/1/53, 144A(a)	3,220,000	3,303,021
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a)	61,886,000	67,610,455
		70,913,476
PROPERTY CASUALTY—FOREIGN 2.2%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a)	12,886,000	15,253,803
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a)	19,752,000	21,406,230
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	41,438,000	43,261,272
RL Finance Bonds No. 3 PLC, 6.125%, due 11/13/28 (GBP) (United Kingdom)	13,800,000	20,346,704
Sompo Japan Nipponkoa Insurance, 5.325%, due 3/28/73, 144A (Japan)(a)	7,800,000	8,482,500
		108,750,509
REINSURANCE—FOREIGN 0.8%
Aquarius + Investments PLC, 8.25% (Switzerland)	40,200,000	43,265,250

	Number of Shares	Value
TOTAL INSURANCE		$932,634,954
INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
America Movil SAB de CV, 6.375%, due 9/6/73, Series B (EUR) (Mexico)	10,000,000	12,467,547
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a)	24,262	29,053,745
Telefonica Europe BV, 7.625%, due 9/29/49 (EUR) (Netherlands)	4,100,000	5,199,763
		46,721,055
UTILITIES 1.8%
ELECTRIC UTILITIES 0.3%
NextEra Energy Capital Holdings, 7.30%, due 9/1/67, Series D	13,640,000	12,750,672
ELECTRIC UTILITIES—FOREIGN 1.4%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a)	61,099,000	68,125,385
MULTI-UTILITIES 0.1%
Dominion Resources, 5.75%, due 10/1/54	6,835,000	6,571,852
TOTAL UTILITIES		87,447,909
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,777,807,343)		2,827,756,953

	Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Embarq Corp., 7.995%, due 6/1/36	$16,660,000	16,125,881
Frontier Communications Corp., 9.00%, due 8/15/31	29,638,000	25,636,870
TOTAL CORPORATE BONDS (Identified cost—$46,837,665)		41,762,751

Number of Shares
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(c)	64,800,000	64,800,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$64,800,000)		$64,800,000

TOTAL INVESTMENTS (Identified cost—$4,794,881,914)	97.7%	4,919,225,991

OTHER ASSETS IN EXCESS OF LIABILITIES	2.3	116,007,392

NET ASSETS	100.0%	$5,035,233,383

Forward foreign currency exchange contracts outstanding at March 31, 2016 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	73,581,034	USD	80,034,164	4/4/16	$(3,693,680)
Brown Brothers Harriman	EUR	14,659,424	USD	16,508,710	4/4/16	(172,245)
Brown Brothers Harriman	GBP	100,266,958	USD	139,759,205	4/4/16	(4,249,134)
Brown Brothers Harriman	USD	100,574,709	EUR	88,240,458	4/4/16	(165,910)
Brown Brothers Harriman	USD	129,031,195	GBP	89,755,212	4/4/16	(120,343)
Brown Brothers Harriman	USD	14,966,729	GBP	10,511,746	4/4/16	130,758
Brown Brothers Harriman	EUR	85,074,477	USD	97,037,225	5/3/16	147,068
Brown Brothers Harriman	GBP	86,046,435	USD	123,697,773	5/4/16	102,464
						$(8,021,022)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 21.8% of the net assets of the Fund, of which 0.0% are illiquid.

(b) A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $13,516,875 in aggregate has been segregated as collateral.

(c) Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Preferred Securities - $25 Par Value:
Banks	$620,019,348	$597,221,904	$22,797,444	$—
Electric-Integrated Electric	16,289,439	—	16,289,439	—

Other Industries	1,348,597,500	1,348,597,500	—	—
Preferred Securities - Capital Securities:
Banks	701,256,809	37,876,850	658,252,121	5,127,838

Other Industries	2,126,500,144	—	2,126,500,144	—
Corporate Bonds	41,762,751	—	41,762,751	—
Short-Term Investments	64,800,000	—	64,800,000	—
Total Investments(a)	$4,919,225,991	$1,983,696,254	$2,930,401,899	$5,127,838	(b)
Forward foreign currency exchange contracts	$380,290	$—	$380,290	$—
Total Appreciation in Other Financial Instruments(a)	$380,290	$—	$380,290	$—
Forward foreign currency exchange contracts	$(8,401,312)	$—	$(8,401,312)	$—
Total Depreciation in Other Financial Instruments(a)	$(8,401,312)	$—	$(8,401,312)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - Capital Securities- Banks
Balance as of December 31, 2015	$23,350,849	$23,350,849
Change in unrealized appreciation (depreciation)	777,230	777,230
Transfers out of Level 3(a)	(19,000,241)	(19,000,241)
Balance as of March 31, 2016	$5,127,838	$5,127,838

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2016 which were valued using significant unobservable inputs (Level 3) amounted to $(73,620).

(a) Transfers from Level 3 to Level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase in available market inputs to determine prices.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2016:

Forward foreign currency exchange contracts	$(8,021,022)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended March 31, 2016:

Forward foreign currency exchange contracts
Average Notional Amount	$236,687,255
Ending Notional Amount	$220,734,998

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$4,794,881,914
Gross unrealized appreciation	$175,872,098
Gross unrealized depreciation	(51,528,021)
Net unrealized appreciation	$124,344,077

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2016